Note 18 - Allowances (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Summary of Valuation Allowance [Table Text Block]
	Balance at Beginning of Year	Additions Charged to Expenses/Other Accounts	Net (Deductions) Recoveries	Balance at End of Year
Valuation allowance for deferred tax assets
2017	$36,459,254	$--	$(9,366,549)	$27,092,705
2016	$32,367,359	$4,091,895	$--	$36,459,254